BANK LOANS (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Debt Disclosure [Abstract]
Interest expense	$ 200,150	$ 294,628	$ 396,517